Net Recognized Gains (Losses) on Debt Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Realized gains from sales of available-for-sale securities	$ 22	$ 36	$ 162
Realized losses from sales of available-for-sale securities	(98)	(124)	(138)
Total	(118)	260	461
Debt Securities
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Impairments and allowance for credit losses	23	(10)	(81)
Total	$ (53)	$ (98)	$ (57)